Summary of significant accounting policies (Details)	0 Months Ended			9 Months Ended	12 Months Ended														0 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended												12 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended
	Sep. 19, 2013 USD ($)	Jun. 19, 2012 USD ($)	May 26, 2011 USD ($)	Sep. 19, 2013 USD ($)	Dec. 31, 2014 USD ($) units	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 12, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 Shaanxi Zhongmao Economy Development Co., Ltd. [Member]	Oct. 21, 2013 Shaanxi Zhongmao Economy Development Co., Ltd. [Member]	Dec. 31, 2014 Henan Lianhe Real Estate Co., Ltd. [Member]	Dec. 31, 2013 Henan Lianhe Real Estate Co., Ltd. [Member]	Dec. 31, 2014 Huayi Xincheng (Beijing) Intelligent City Construction Co., Ltd. [Member]	Mar. 19, 2014 Huayi Xincheng (Beijing) Intelligent City Construction Co., Ltd. [Member] item	Nov. 21, 2014 Senior Secured Convertible Note [Member] USD ($)	Dec. 31, 2014 Senior Secured Convertible Note [Member] USD ($)	Sep. 19, 2013 Senior Secured Convertible Note [Member] USD ($)	Dec. 31, 2014 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]	May 03, 2013 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] USD ($)	Dec. 31, 2014 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]	Dec. 06, 2013 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] USD ($)	Dec. 31, 2014 Withdrawal Restrictions [Member] USD ($)	Dec. 31, 2013 Withdrawal Restrictions [Member] USD ($)	Dec. 31, 2014 Designated For Project Development [Member] USD ($)	Dec. 31, 2013 Designated For Project Development [Member] USD ($)	Dec. 31, 2014 Restricted Cash Related to Short Term Loans [Member] USD ($)	Dec. 31, 2013 Restricted Cash Related to Short Term Loans [Member] USD ($)	Dec. 31, 2014 Restricted Cash Related to Long Term Loans [Member] USD ($)	Dec. 31, 2013 Restricted Cash Related to Long Term Loans [Member] USD ($)	Dec. 31, 2014 Restricted Cash Related to Other Debts [Member] USD ($)	Dec. 31, 2013 Restricted Cash Related to Other Debts [Member] USD ($)	Dec. 31, 2013 Northern Nevada Land Portfolio [Member] USD ($)	Dec. 31, 2012 Northern Nevada Land Portfolio [Member] USD ($)	Dec. 31, 2014 Condominium units located in Irvine, California [Member] USD ($) item	Dec. 31, 2013 Condominium units located in Irvine, California [Member] USD ($) item	Dec. 31, 2014 Residential units [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Nov. 21, 2014 Minimum [Member] Senior Secured Convertible Note [Member]	Dec. 31, 2014 Minimum [Member] Residential units [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2014 Maximum [Member] Residential units [Member]
Accounting Policies [Line Items]
Year end RMB: US$ exchange rate						6.1190		6.0969		6.2855
Period average RMB: US$ exchange rate						6.1424		6.1956		6.3124
Cash and cash equivalents:
Cash and cash equivalents					$ 140,494,754		$ 587,119,126		$ 496,204,796			$ 319,218,155
Revenue recognition:
Down payment, percentage									10.00%	10.00%																														10.00%
Second payment, percentage									20.00%	20.00%																																		20.00%			70.00%
Third payment, percentage																																										30.00%				40.00%
Final payment, percentage																																										30.00%				40.00%
Reversal of sales					1,800,000
Number of units affected					10	10
Amounts received from customers in excess of revenues recognized					223,500,000		126,600,000
Revenue recognized under the full accrual method																																				1,200,000	8,200,000	4,900,000	5,400,000
Number of items sold																																						7	7
Number of finished units																																						15	15
Accounts receivable
Allowance for doubtful debts					0		0
Other receivables, allowance for doubtful debts					0		0
Deposits for land use rights, impairment losses					0		0		0
Advances to suppliers, allowance provided					0		0
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary					43.00%	43.00%	43.00%	43.00%	43.00%	43.00%
Retirement benefits expense					7,328,091		3,471,862		2,598,959
Required repatriation					10.00%	10.00%
Minimum percentage of Statutory Surplus Reserve					50.00%	50.00%
Required percentage of Statutory Reserve prior to distributions					25.00%	25.00%
LAT Progressive Rate																																									30.00%				60.00%
Advertising and promotion expenses					32,137,186		18,096,298		15,900,532
Lease expenses					6,031,670		3,694,591		1,974,787
Property warranty
Warranty term																																									2 months				3 years
Percentage of contract cost withheld																																													5.00%
Contract cost withholding term																																									2 years				5 years
Restricted cash and restricted deposit:
Restricted cash																										29,674,355	37,489,599	333,092,735	119,806,902	68,990,158	0	24,513,809	53,961,850	68,672,151	38,839,410
Restricted deposit					69,357,738		11,514,048																							69,357,738	0	0	11,514,048
Debt Instrument [Line Items]
Debt issuance date																				Sep. 19, 2013		May 03, 2013		Dec. 06, 2013
Debt instrument, aggregate principal amount																					75,761,009		200,000,000		200,000,000
Maturity date																				Sep. 19, 2018		May 03, 2018		Jun. 06, 2019
Interest rate																				5.00%		13.25%		13.00%
Number of shares issued	12,000,000
Initial conversion rate, per share																				$ 3.00
Debt conversion increments																				100,000
Proceeds from issuance of convertible note and sale of common shares					108,641,009
Total redemption amount					122,973,761		40,000,000		0										86,272,849
Loss on extinguishment of debt					(9,848,931)		0		0										(9,848,931)
Debt extinguishment loss as percentage of outstanding principal amount																			13.00%
Remaining debt issuance cost					16,677,352		9,048,940
Fixed charge coverage ratio																			3.0			3.0		3.0																			3.0
Long-term investments
Equity Method Investment, Ownership Percentage													51.00%	51.00%			40.00%	40.00%
Number of independent shareholders who established a joint venture																		4
Cost method investment, ownership interest															1.85%	1.85%
Share Repurchase Program
Stock repurchase program authorized amount		20,000,000	10,000,000								60,000,000
Stock repurchase program, duration		24 months	12 months
Treasury shares, shares	14,264,896			14,264,896	11,290,586	11,290,586
Treasury stock, value	19,434,281			19,434,281	20,696,268		3,085,481
Shares repurchased, average cost per share				$ 1.36
Proceeds from issuance of common shares	$ 32,880,000